Non-controlling interests (Details 1) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Non-controlling Interests
Profit attributable to non-controlling interests	R$ 52,382	R$ 31,272	R$ 32,224
Of which:
Santander Leasing S.A. Arrendamento Mercantil			(444)
Banco PSA Finance Brasil S.A.	11,657	12,688	14,146
Rojo Entretenimento S.A.	530	(148)	(159)
Banco Hyundai Capital	41,107	21,563	18,681
GIRA, Gestão Integrada de Recebíveis do Agronegócio S.A.	(3,182)	1,569
Toro Corretora de Títulos e Valores Mobiliários S.A.	2,693	(4,400)
Toro Investimentos S.A.	1,229
Solution 4Fleet Consultoria Empresarial S.A.	(1,023)
Apê11 Tecnologia e Negócios Imobiliários S.A. (Apê11)	R$ (629)